UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

WESTERN ASSET

HIGH INCOME

OPPORTUNITY FUND

INC. (HIO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks high current income. Capital appreciation is a secondary objective.

In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

II	Western Asset High Income Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Income Opportunity Fund Inc. for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2024, Walter Kilcullen joined the Fund’s portfolio management team and S. Kenneth Leech no longer serves as a member of the Fund’s portfolio management team.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 30, 2024

Western Asset High Income Opportunity Fund Inc.	III

Performance review

For the six months ended March 31, 2024, Western Asset High Income Opportunity Fund Inc. returned 6.73% based on its net asset value (“NAV”)i and 13.16% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexii, returned 8.73% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.21 per share. As of March 31, 2024, the Fund estimates that 82% of the distributions were sourced from net investment income and 18% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of March 31, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$4.21 (NAV)	6.73	%†
$3.90 (Market Price)	13.16	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset High Income Opportunity Fund Inc.

issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in the Western Asset High Income Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 30, 2024

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. The Fund may invest in lower-rated high yield bonds, commonly known as “junk bonds,” which are subject to greater credit risk (risk of default) and liquidity risk than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed

Western Asset High Income Opportunity Fund Inc.	V

Performance review (cont’d)

conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI	Western Asset High Income Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	1

Schedule of investments (unaudited)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 87.5%
Communication Services — 13.0%
Diversified Telecommunication Services — 2.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000		$865,100	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,690,000		3,762,418	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000	EUR	259,846	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,770,000		1,039,003	(a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,230,000		351,363	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000		507,824	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,890,000		1,284,799	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	1,000,000		915,359
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,020,000		2,010,395	(a)
Total Diversified Telecommunication Services					10,996,107
Entertainment — 0.5%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	2,090,000		2,157,277	(a)
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000		306,239	(a)
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	8,870,000		6,703,316	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000		499,668	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000		943,825	(a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,000,000		998,560	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	333,000		319,337
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,780,000		858,470
DISH DBS Corp., Senior Notes	5.125%	6/1/29	6,738,000		2,815,968
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	800,000		683,165
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,000,000		874,793	(a)
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,000,000		834,494	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,400,000		1,370,488	(a)

See Notes to Financial Statements.

2	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000	GBP	$2,271,895	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000		584,510	(a)
Total Media					19,758,489
Wireless Telecommunication Services — 4.7%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	6,240,000		3,308,249	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	6,570,000		3,341,562	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,000,000		708,907	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,750,000		1,501,564	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000		2,335,486
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000		7,170,349
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000		431,430	(a)
Total Wireless Telecommunication Services					18,797,547
Total Communication Services					52,015,659
Consumer Discretionary — 19.3%
Automobile Components — 3.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000		3,443,003	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,903,000		3,892,919
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		748,320
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	4,250,000		4,398,244	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	880,000		913,595	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000		1,286,657	(a)
Total Automobile Components					14,682,738
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,000,000		832,368
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,000,000		1,066,803
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	3,520,000		3,045,404
Total Automobiles					4,944,575
Broadline Retail — 0.2%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	790,000		837,762	(a)
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000		1,854,063	(a)
Diversified Consumer Services — 1.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	4,050,000	EUR	4,294,015	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†		Value
Diversified Consumer Services — continued
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		$532,439	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		2,052,183
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	560,000		386,951	(a)
Total Diversified Consumer Services					7,265,588
Hotels, Restaurants & Leisure — 11.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000	EUR	2,726,119	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000		1,648,141	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000	EUR	4,911,248
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,880,000		1,905,995	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000		3,156,399	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,230,901	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		890,677
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000		1,253,061	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	900,000		887,323	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000		316,099	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000		1,944,336	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	260,000		275,298	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,240,000		4,190,759	(a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000	GBP	1,187,848	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,939,898	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		1,819,813	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,660,000		1,725,880	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,210,000	GBP	2,757,764	(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,200,000		1,043,746
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000		2,483,867	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000		134,791	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000		1,871,541	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,674,000		1,529,763	(a)
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000		1,791,451	(a)
Total Hotels, Restaurants & Leisure					44,622,718
Specialty Retail — 0.8%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	530,000		513,334	(a)

See Notes to Financial Statements.

4	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000		$1,535,381	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,000,000		993,022
Total Specialty Retail					3,041,737
Total Consumer Discretionary					77,249,181
Consumer Staples — 1.9%
Food Products — 1.9%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	4,970,000	GBP	5,939,124	(b)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000		1,530,623	(a)
Total Consumer Staples					7,469,747
Energy — 17.1%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000		885,989	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,640,000		1,278,389	(a)
Total Energy Equipment & Services					2,164,378
Oil, Gas & Consumable Fuels — 16.6%
Apache Corp., Senior Notes	5.100%	9/1/40	950,000		815,909
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	7.625%	12/15/25	730,000		734,602	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000		298,812
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000		212,679
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000		873,618
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	660,000		697,442	(a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	750,000		756,315	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000		3,071,841
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000		1,790,916	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000		957,334	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000		834,495	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000		214,102	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	840,000		799,053
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,140,000		1,236,906	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000		7,859,042
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000		1,698,906	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000		1,315,175

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	$4,989,358
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	753,241
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,098,669
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	660,000	656,171
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,315,235
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,187,380	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	679,718
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	785,247
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	645,344
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,119,636	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	1,000,000	992,751	(a)(d)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	750,000	691,022
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,430,000	1,447,427	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,660,000	2,868,462	(a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	1,040,000	1,057,319	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,900,000	2,707,590
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	939,530
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	9,585,000	8,580,059
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,027,326
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	691,442
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,185,888
YPF SA, Senior Notes	8.500%	7/28/25	560,000	548,950	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,383,026	(a)
Total Oil, Gas & Consumable Fuels				66,517,938
Total Energy				68,682,316
Financials — 10.1%
Banks — 6.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,200,000	2,926,000	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	3,270,000	3,269,602	(c)(d)

See Notes to Financial Statements.

6	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	960,000	$892,790	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,508,489	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,340,243	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,650,136	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	3,109,971	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,777,247	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	2,037,006	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,857,233	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,787,606	(a)(d)
Total Banks				25,156,323
Capital Markets — 1.1%
Credit Suisse AG AT1 Claim	—	—	10,560,000	1,214,400	*(e)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,054,906
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	640,000	649,882	(a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	510,000	553,847	(a)(c)(d)
Total Capital Markets				4,473,035
Consumer Finance — 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,079,763
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,412,517
Total Consumer Finance				2,492,280
Financial Services — 1.4%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	460,000	481,886	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Financial Services — continued
Boost Newco Borrower LLC/GTCR W Dutch
Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000	GBP	$1,582,788	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,803,143		2,669,050	(a)(f)
VistaJet Malta Finance PLC/Vista
Management Holding Inc., Senior Notes	7.875%	5/1/27	500,000		423,240	(a)
VistaJet Malta Finance PLC/Vista
Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000		649,848	(a)
Total Financial Services					5,806,812
Insurance — 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000		1,085,373	(a)
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000		630,735	(a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	780,000		787,183	(a)
Total Mortgage Real Estate Investment Trusts (REITs)					1,417,918
Total Financials					40,431,741
Health Care — 6.6%
Health Care Providers & Services — 4.4%
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000		437,396	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000		1,885,271	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,650,000		1,701,597	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000		496,060
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000		6,956,730
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000		3,911,499
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000		1,884,804
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		261,798
Total Health Care Providers & Services					17,535,155
Pharmaceuticals — 2.2%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,660,000		907,487	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	668,329	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		46,278	*(a)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,509,613

See Notes to Financial Statements.

8	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	$1,076,045
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	846,509
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,759,570
Total Pharmaceuticals				8,813,831
Total Health Care				26,348,986
Industrials — 10.2%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	3,082,254	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,930,000	1,991,389	(a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,250,000	1,264,426	(a)
Total Aerospace & Defense				6,338,069
Building Products — 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	860,000	834,915	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000	307,540	(a)
Total Building Products				1,142,455
Commercial Services & Supplies — 2.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,810,000	1,714,054
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,485,661
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,810,000	1,845,295
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,360,000	1,395,446	(a)
Total Commercial Services & Supplies				8,440,456
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000	1,708,753
Passenger Airlines — 5.4%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000	5,322,793	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	2,460,000	2,600,422	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,534,680
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	743,052
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	6,415,186	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,685,999	2,800,733	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,670,000	1,268,917	(a)
Total Passenger Airlines				21,685,783

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	$1,301,726	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	375,210
Total Trading Companies & Distributors				1,676,936
Total Industrials				40,992,452
Information Technology — 1.2%
Communications Equipment — 0.8%
CommScope Inc., Senior Notes	7.125%	7/1/28	190,000	75,329	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,960,000	1,150,670	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,420,000	1,756,528	(a)
Total Communications Equipment				2,982,527
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	664,414
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	389,621
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	694,687	(a)
Total Technology Hardware, Storage & Peripherals				1,748,722
Total Information Technology				4,731,249
Materials — 5.1%
Chemicals — 0.5%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	450,000	348,512	(b)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,540,000	1,571,090	(a)
Total Chemicals				1,919,602
Construction Materials — 0.6%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,250,000	2,406,838	(a)
Containers & Packaging — 1.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	429,681	(a)(f)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,170,000	944,350	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,578,000	995,836	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	952,923	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,050,000	930,312	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000	782,870
Total Containers & Packaging				5,035,972

See Notes to Financial Statements.

10	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 2.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000		$3,225,253
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000		954,192	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,030,000		2,903,450
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000		2,481,110
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000		1,604,913
Total Metals & Mining					11,168,918
Total Materials					20,531,330
Real Estate — 1.8%
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000		179,979
Hotel & Resort REITs — 0.9%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,660,000		1,584,072
Service Properties Trust, Senior Notes	3.950%	1/15/28	226,000		193,611
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000		1,620,517
Total Hotel & Resort REITs					3,398,200
Real Estate Management & Development — 0.3%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	122,483		3,444	(f)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	94,218		2,355	(f)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	122,483		2,768	(f)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	194,683		2,177
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		20,000	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	48,671		740	(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000		148,176	*(b)(h)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000		444,212	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	900,000	EUR	633,492	(b)
Total Real Estate Management & Development					1,257,364
Specialized REITs — 0.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,350,000		2,397,356	(a)
Total Real Estate					7,232,899

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 1.2%
Electric Utilities — 0.4%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	500,000	$460,435	(b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	964,169	(a)
Total Electric Utilities				1,424,604
Gas Utilities — 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000	3,267,861
Total Utilities				4,692,465
Total Corporate Bonds & Notes (Cost — $328,891,652)				350,378,025
Senior Loans — 5.9%
Communication Services — 0.3%
Media — 0.3%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.445%	5/1/26	1,440,000	1,264,889	(d)(i)(j)
Consumer Discretionary — 2.0%
Automobile Components — 0.3%
First Brands Group LLC, 2021 Second Lien Term Loan	—	3/30/28	830,000	831,903	(k)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.574%	3/30/27	249,152	249,619	(d)(i)(j)
Total Automobile Components				1,081,522
Diversified Consumer Services — 0.5%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.945%	4/13/28	4,350,000	1,941,187	(d)(i)(j)
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	3,700,000	3,707,511	(d)(i)(j)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.077%	1/27/29	1,248,092	1,252,516	(d)(i)(j)(k)
Total Hotels, Restaurants & Leisure				4,960,027
Total Consumer Discretionary				7,982,736
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan	—	3/31/28	1,246,795	1,235,268	(k)
Financials — 0.7%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.945%	8/2/28	598,430	597,009	(d)(i)(j)

See Notes to Financial Statements.

12	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.327%	2/27/29	470,000	$471,349	(d)(i)(j)
Financial Services — 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	1,000,000	1,004,795	(d)(i)(j)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.827%	12/11/28	700,000	696,937	(d)(i)(j)
Total Financial Services				1,701,732
Total Financials				2,770,090
Health Care — 0.8%
Health Care Equipment & Supplies — 0.8%
Medline Borrower LP, Term Loan B	—	10/23/28	3,050,000	3,061,117	(k)
Industrials — 1.2%
Aerospace & Defense — 0.3%
Transdigm Inc., Term Loan J	—	2/28/31	997,500	1,003,510	(k)
Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan	—	5/17/28	398,975	365,187	(k)
Commercial Services & Supplies — 0.2%
Garda World Security Corp., Fourth Additional Term Loan	—	2/1/29	600,000	601,878	(k)
Machinery — 0.2%
TK Elevator Midco GmbH, USD Term Loan Facility B2	—	4/30/30	997,500	1,002,004	(k)
Passenger Airlines — 0.4%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/24/31	1,680,000	1,684,721	(d)(i)(j)
Total Industrials				4,657,300
Information Technology — 0.6%
IT Services — 0.3%
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.195%	4/27/28	1,600,000	1,328,672	(d)(i)(j)
Software — 0.3%
DCert Buyer Inc., First Lien Initial Term Loan	—	10/16/26	1,246,753	1,242,477	(k)
Total Information Technology				2,571,149
Total Senior Loans (Cost — $24,774,237)				23,542,549
Sovereign Bonds — 3.5%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,494,096	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — 0.5%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	369,336		$151,872	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,160,000		1,684,800	(a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000		234,408	(a)
Total Argentina					2,071,080
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000		1,464,821	(a)
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	536,945		512,557	(a)
Mexico — 2.1%
Mexican Bonos, Bonds	7.750%	5/29/31	149,470,000	MXN	8,270,233
Total Sovereign Bonds (Cost — $11,751,798)					13,812,787
Asset-Backed Securities — 0.8%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost — $3,368,520)	11.256%	10/15/31	3,400,000		3,304,910	(a)(d)
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Media — 0.7%
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,390,000		1,756,650
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,680,000		1,054,200
Total Communication Services					2,810,850
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	310,000		146,103
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	17,399		219
Total Convertible Bonds & Notes (Cost — $3,448,277)					2,957,172

		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $17,971)		5/28/28	18,769		8,071	*

See Notes to Financial Statements.

14	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security		Shares	Value
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $977)		48,671	$983	*
Total Investments before Short-Term Investments (Cost — $372,253,432)			394,004,497

Rate
Short-Term Investments — 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $11,893,230)	5.271%	11,893,230	11,893,230	(l)(m)
Total Investments — 101.4% (Cost — $384,146,662)			405,897,727
Liabilities in Excess of Other Assets — (1.4)%			(5,667,343)
Total Net Assets — 100.0%			$400,230,384

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Western Asset High Income Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of March 31, 2024.

(h)	The maturity principal is currently in default as of March 31, 2024.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $11,893,230 and the cost was $11,893,230 (Note 7).

Abbreviation(s) used in this schedule:

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

16	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,521,083	GBP 1,977,227	Citibank N.A.	4/19/24	$25,234
USD 4,112,391	MXN 69,360,000	Goldman Sachs Group Inc.	4/19/24	(45,960)
Net unrealized depreciation on open forward foreign currency contracts				$(20,726)

Abbreviation(s) used in this table:

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $372,253,432)	$394,004,497
Investments in affiliated securities, at value (Cost — $11,893,230)	11,893,230
Foreign currency, at value (Cost — $511,293)	461,682
Cash	185,452
Interest receivable	6,585,913
Receivable for securities sold	3,287,739
Dividends receivable from affiliated investments	43,021
Unrealized appreciation on forward foreign currency contracts	25,234
Prepaid expenses	37,627
Total Assets	416,524,395

Liabilities:
Payable for securities purchased	12,378,778
Distributions payable	3,376,022
Investment management fee payable	272,148
Unrealized depreciation on forward foreign currency contracts	45,960
Directors’ fees payable	24,307
Accrued expenses	196,796
Total Liabilities	16,294,011
Total Net Assets	$400,230,384

Net Assets:
Par value ($0.001 par value; 95,099,215 shares issued and outstanding; 500,000,000 shares authorized)	$95,099
Paid-in capital in excess of par value	591,505,108
Total distributable earnings (loss)	(191,369,823)
Total Net Assets	$400,230,384

Shares Outstanding	95,099,215

Net Asset Value	$4.21

See Notes to Financial Statements.

18	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Interest	$18,428,096
Dividends from affiliated investments	131,270
Less: Foreign taxes withheld	(6,698)
Total Investment Income	18,552,668

Expenses:
Investment management fee (Note 2)	1,595,025
Transfer agent fees	81,040
Directors’ fees	64,632
Legal fees	42,096
Shareholder reports	33,417
Audit and tax fees	26,783
Stock exchange listing fees	24,368
Fund accounting fees	10,163
Custody fees	4,169
Insurance	1,427
Interest expense	56
Miscellaneous expenses	4,586
Total Expenses	1,887,762
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,993)
Net Expenses	1,885,769
Net Investment Income	16,666,899

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,866,133)
Forward foreign currency contracts	(87,731)
Foreign currency transactions	16,578
Net Realized Loss	(5,937,286)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	14,929,311
Forward foreign currency contracts	(20,726)
Foreign currencies	35,977
Change in Net Unrealized Appreciation (Depreciation)	14,944,562
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	9,007,276
Increase in Net Assets From Operations	$25,674,175

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$16,666,899	$33,461,263
Net realized loss	(5,937,286)	(39,654,795)
Change in net unrealized appreciation (depreciation)	14,944,562	34,302,918
Increase in Net Assets From Operations	25,674,175	28,109,386

Distributions to Shareholders From (Note 1):
Total distributable earnings	(20,256,133)	(30,049,452)
Return of capital	—	(4,709,311)
Decrease in Net Assets From Distributions to Shareholders	(20,256,133)	(34,758,763)
Increase (Decrease) in Net Assets	5,418,042	(6,649,377)

Net Assets:
Beginning of period	394,812,342	401,461,719
End of period	$400,230,384	$394,812,342

See Notes to Financial Statements.

20	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
	2024[1,2]	2023[1]	2022[1]	2021[1]	2020[1]	2019[1]

Net asset value, beginning of period	$4.15	$4.22	$5.45	$5.27	$5.50	$5.44

Income (loss) from operations:
Net investment income	0.18	0.35	0.33	0.32	0.34	0.35
Net realized and unrealized gain (loss)	0.09	(0.05)	(1.20)	0.22	(0.20)	0.04
Total income (loss) from operations	0.27	0.30	(0.87)	0.54	0.14	0.39

Less distributions from:
Net investment income	(0.21) [3]	(0.32)	(0.33)	(0.30)	(0.31)	(0.34)
Return of capital	—	(0.05)	(0.03)	(0.07)	(0.07)	—
Total distributions	(0.21)	(0.37)	(0.36)	(0.37)	(0.38)	(0.34)
Anti-dilutive impact of repurchase plan	—	—	—	—	0.01 [4]	0.01 [4]
Anti-dilutive impact of tender offer	—	—	—	0.01 [5]	—	—
Capital contributions	—	—	—	—	0.00 [6]	—

Net asset value, end of period	$4.21	$4.15	$4.22	$5.45	$5.27	$5.50

Market price, end of period	$3.90	$3.64	$3.68	$5.19	$4.90	$5.05
Total return, based on NAV[7,8]	6.73%	7.12%	(16.60)%	10.73%	3.13%[9]	7.63%
Total return, based on Market Price[10]	13.16%	8.67%	(23.16)%	13.92%	5.05%	13.72%

Net assets, end of period (millions)	$400	$395	$401	$518	$668	$703

Ratios to average net assets:
Gross expenses	0.95%[11]	0.94%	0.93%	0.91%	1.01%[12]	0.88%
Net expenses[13,14]	0.95 [11]	0.94	0.93	0.89	0.99 [12]	0.86
Net investment income	8.36 [11]	8.19	6.66	5.82	6.35	6.46

Portfolio turnover rate	21%	39%	79%	46%	63%	83%

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	21

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

The repurchase plan was completed at an average repurchase price of $3.67 for 1,150,582 shares and $4,227,008 for the year ended September 30, 2020, an average repurchase price of $4.53 for 1,186,747 shares and $5,381,207 for the year ended September 30, 2019.

[5]	The tender offer was completed at a price of $5.37 for 31,699,738 shares and $170,227,593 for the year ended September 30, 2021.

[6]	Amount represents less than $0.005 or greater than $(0.005) per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[10]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]

Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.90%, respectively.

[13]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$350,378,025	—	$350,378,025
Senior Loans	—	23,542,549	—	23,542,549
Sovereign Bonds	—	13,812,787	—	13,812,787
Asset-Backed Securities	—	3,304,910	—	3,304,910
Convertible Bonds & Notes	—	2,957,172	—	2,957,172
Warrants	$8,071	—	—	8,071
Common Stocks	983	—	—	983
Total Long-Term Investments	9,054	393,995,443	—	394,004,497
Short-Term Investments†	11,893,230	—	—	11,893,230
Total Investments	$11,902,284	$393,995,443	—	$405,897,727
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$25,234	—	$25,234
Total	$11,902,284	$394,020,677	—	$405,922,961

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$45,960	—	$45,960

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

26	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

28	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

As of March 31, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $45,960. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year’s distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $1,993, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

30	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$82,108,373	—
Sales	90,547,263	$443,303

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$384,146,662	$33,908,227	$(12,157,162)	$21,751,065
Forward foreign currency contracts	—	25,234	(45,960)	(20,726)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$25,234
LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$45,960

1	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(87,731)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(20,726)

During the six months ended March 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$57,052
Forward foreign currency contracts (to sell)	2,721,442

†	At March 31, 2024, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	$25,234	—	$25,234	—	$25,234
Goldman Sachs Group Inc.	—	$(45,960)	(45,960)	—	(45,960)
Total	$25,234	$(45,960)	$(20,726)	—	$(20,726)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

32	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

5. Distributions subsequent to March 31, 2024

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
3/21/2024	4/1/2024	$0.0355
4/23/2024	5/1/2024	$0.0355
5/23/2024	6/3/2024	$0.0355
6/21/2024	7/1/2024	$0.0355
7/24/2024	8/1/2024	$0.0355
8/23/2024	9/3/2024	$0.0355

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended March 31, 2024, and the year ended September 30, 2023, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through March 31, 2024, the Fund repurchased 2,433,258 shares or 1.88% of its common shares outstanding for a total amount of $10,070,498.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2024. The following transactions were effected in such company for the six months ended March 31, 2024.

	Affiliate Value at September 30,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,667,355	$59,401,355	59,401,355	$49,175,480	49,175,480

Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$131,270	—	$11,893,230

8. Deferred capital losses

As of September 30, 2023, the Fund had deferred capital losses of $196,363,333, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

34	Western Asset High Income Opportunity Fund Inc. 2024 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Income Opportunity Fund Inc. was held on April 12, 2024 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	FOR	WITHHELD	ABSTAIN
Paolo M. Cucchi	63,849,310	11,492,451	1,240,165
Jane Trust	64,766,600	10,616,156	1,199,170

At the Meeting, Mr. Cucchi and Ms. Trust were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2027 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.

At March 31, 2024, in addition to Mr. Cucchi and Ms. Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L.Colman

Daniel P. Cronin

Eileen A. Kamerick

Nisha Kumar

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended September 30, 2024.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
74,845,081	806,469	930,376	0

Western Asset High Income Opportunity Fund Inc.	35

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

36	Western Asset High Income Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Income Opportunity Fund Inc.	37

Western Asset

High Income Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Marc A. De Oliveira

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company,

LLC

Western Asset Management Company

Limited

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

HIO

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to US

This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https:// www.franklintempleton.com/help/privacy-policy.

Revised December 2023.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Opportunity Fund Inc.

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WAS04035 5/24 SR24-4871

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1):	As of the date of filing this report:

On March 1, 2024, Walter Kilcullen part of the portfolio management team of the Fund.

NAME AND ADDRESS	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Walter Kilcullen Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since March 1, 2024	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; employed by Western Asset Management as an investment professional since 2002.

(a)(2): DATA TO BE PROVIDED BY FINANCIAL CONTROL

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of March 31, 2024.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Walter Kilcullen‡	Other Registered Investment Companies	10	$4.81 billion	None	None
	Other Pooled Vehicles	17	$7.55 billion	3	$324 million
	Other Accounts	21	$3.58 billion	None	None

‡

The numbers above reflect the overall number of portfolios managed by employees of Western Asset Management Company (“Western Asset”). Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

(a)(3): As of March 31, 2024 : Investment Professional Compensation

Conflicts of Interest

The Subadviser has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Subadviser or an affiliate has an interest in the account. The Subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The Subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Subadviser have access to transactions and holdings information regarding client accounts and the Subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Subadviser maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Subadviser’s compliance monitoring program.

The Subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Compensation

With respect to the compensation of the Fund’s investment professionals, the Subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the Fund, the benchmark set forth in the Fund’s Prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Subadviser’s business.

Finally, in order to attract and retain top talent, all investment professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include long-term incentives that vest over a set period of time past the award date.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of March 31, 2024.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
Walter Kilcullen	A

Dollar Range ownership is as follows:
A: none
B: $1 - $10,000
C: 10,001 - $50,000
D: $50,001 - $100,000
E: $100,001 - $500,000
F: $500,001 - $1 million
G: over $1 million

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	May 23, 2024
By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer
Date:	May 23, 2024